Long-Term Debt, net and Financial Liabilities- Consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Principal - Financial liabilites	$ 143,286	$ 183,030
Principal - Current Portion	1,885	1,860
Amortized Cost - Current Portion	(6,097)	(6,946)
Amortized Cost - Long-Term Portion	51,735	59,270
Principal - Long-Term Portion	49,528	50,014
Principal [Member]
IfrsStatementLineItems [Line Items]
Principal - Long term debt	58,345	66,540
Principal - Current Portion	(6,165)	(6,771)
Principal - Long-Term Portion	55,180	59,769
Principal [Member] | Financial Liabilites [member]
IfrsStatementLineItems [Line Items]
Principal - Financial liabilites	51,954	52,471
Principal - Current Portion	(1,942)	(1,916)
Principal - Long-Term Portion	50,012	50,555
Deferred Finance Costs [Member]
IfrsStatementLineItems [Line Items]
Deferred finance costs	(471)	(719)
Deferred Finance Costs - Current Portion	208	271
Deferred Finance Costs - Long Term Portion	(263)	(448)
Deferred Finance Costs [Member] | Financial Liabilites [member]
IfrsStatementLineItems [Line Items]
Deferred finance costs	(541)	(597)
Deferred Finance Costs - Current Portion	57	56
Deferred Finance Costs - Long Term Portion	(484)	(541)
Modification Of Loan [Member]
IfrsStatementLineItems [Line Items]
Modification of loan	(482)	(194)
Modification of Loan - Current Portion	300	143
Modification of Loan - Long-Term Portion	(182)	(51)
Modification Of Loan [Member] | Financial Liabilites [member]
IfrsStatementLineItems [Line Items]
Modification of loan	0	0
Modification of Loan - Current Portion	0	0
Modification of Loan - Long-Term Portion	0	0
Accrued Interest [Member]
IfrsStatementLineItems [Line Items]
Accrued interest	440	589
Accrued Interest - Current Portion	(440)	(589)
Accrued Interest - Long-Term Portion	0	0
Accrued Interest [Member] | Financial Liabilites [member]
IfrsStatementLineItems [Line Items]
Accrued interest	0	0
Accrued Interest - Current Portion	0	0
Accrued Interest - Long-Term Portion	0	0
Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Long-term borrowings	57,832	66,216
Amortized Cost - Current Portion	(6,097)	(6,946)
Amortized Cost - Long-Term Portion	51,735	59,270
Amortized Cost [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized Cost - Current Portion	(1,885)	(1,860)
Amortized cost	51,413	51,874
Amortized Cost - Long-Term Portion	49,528	$ 50,014
Serena Maritime Limited, Salaminia Maritime Limited, Talisman Maritime Limited and Argo Maritime Limited / First Citizens Bank & Trust Company [Member]
IfrsStatementLineItems [Line Items]
Principal - Long term debt	37,115
Deferred finance costs	(212)
Modification of loan	(482)
Accrued interest	317
Long-term borrowings	36,738
Calypso Shipholding S.A. / Marguerite Maritime S.A. [member]
IfrsStatementLineItems [Line Items]
Principal - Long term debt	21,230
Deferred finance costs	(259)
Modification of loan	0
Accrued interest	123
Long-term borrowings	21,094
Daxos Maritime Limited And SK Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
Principal - Financial liabilites	26,446
Deferred finance costs	(286)
Modification of loan	0
Accrued interest	0
Amortized cost	26,160
Paralus Shipholding S.A. / Shankyo Shoji Co. Ltd. And Greatsail Shipping S.A. [Member]
IfrsStatementLineItems [Line Items]
Principal - Financial liabilites	24,108
Deferred finance costs	(255)
Modification of loan	0
Accrued interest	0
Amortized cost	23,853
Olympia Shipholding S A S K Shipholding S A [Member]
IfrsStatementLineItems [Line Items]
Principal - Financial liabilites	1,400
Deferred finance costs	0
Modification of loan	0
Accrued interest	0
Amortized cost	$ 1,400